Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Credit Quality and the Maximum Exposure to Credit Risk based on the Bank's Internal Credit Rating System and Year-end Stage Classification (Detail) - Consumer [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 1,559,122,774	$ 1,672,753,109
Gross carrying amount, ending balance	1,448,527,653	1,559,122,774
Expected credit loss allowance, beginning balance	27,897,896	35,400,058
Expected credit loss allowance, ending balance	29,851,763	27,897,896
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,348,652,878	924,601,039
Expected credit loss allowance	16,491,307	18,800,723
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(274,307,995)	(312,901,984)
Expected credit loss allowance	(4,077,021)	(7,410,449)
Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	421,541,738	310,534,770
Expected credit loss allowance	24,940,239	6,331,301
Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(6,586,814)	(8,712,025)
Expected credit loss allowance	(3,368,015)	(5,528,868)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,599,894,928)	(1,027,152,135)
Expected credit loss allowance	(32,032,643)	(19,694,869)
Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	1,493,053,099	1,601,779,515
Gross carrying amount, ending balance	1,371,295,220	1,493,053,099
Expected credit loss allowance, beginning balance	13,882,539	17,023,541
Expected credit loss allowance, ending balance	15,297,451	13,882,539
Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,288,196,204	898,380,301
Expected credit loss allowance	12,741,034	15,875,923
Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(264,755,327)	(300,383,490)
Expected credit loss allowance	(1,748,264)	(3,910,181)
Stage 1 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	396,382,311	301,337,667
Expected credit loss allowance	4,045,132	(1,567,582)
Stage 1 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	21,169,524	19,195,129
Expected credit loss allowance	1,889,910	2,170,916
Stage 1 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(41,248,185)	(31,409,433)
Expected credit loss allowance	(902,282)	(661,196)
Stage 1 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(6,764,857)	(11,503,191)
Expected credit loss allowance	(192,467)	(5,457,397)
Stage 1 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(584,285)	(862,520)
Expected credit loss allowance	(52,705)	(51,899)
Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,514,153,264)	(983,480,879)
Expected credit loss allowance	(14,365,446)	(9,539,586)
Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	54,743,452	55,595,400
Gross carrying amount, ending balance	64,303,918	54,743,452
Expected credit loss allowance, beginning balance	5,640,910	6,088,536
Expected credit loss allowance, ending balance	4,595,184	5,640,910
Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	60,456,674	26,220,738
Expected credit loss allowance	3,750,273	2,924,800
Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(7,819,751)	(9,477,785)
Expected credit loss allowance	(1,046,286)	(1,134,000)
Stage 2 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	11,865,327	8,307,509
Expected credit loss allowance	3,699,144	2,964,912
Stage 2 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(20,907,154)	(18,802,408)
Expected credit loss allowance	(1,700,132)	(1,847,672)
Stage 2 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	41,506,597	31,958,880
Expected credit loss allowance	1,088,669	980,554
Stage 2 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(3,434,687)	(2,435,405)
Expected credit loss allowance	(540,494)	(434,943)
Stage 2 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,905,495)	(1,609,898)
Expected credit loss allowance	(408,452)	(357,667)
Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(70,201,045)	(35,013,579)
Expected credit loss allowance	(5,888,448)	(3,543,610)
Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	11,326,223	15,378,194
Gross carrying amount, ending balance	12,928,515	11,326,223
Expected credit loss allowance, beginning balance	8,374,447	12,287,981
Expected credit loss allowance, ending balance	9,959,128	8,374,447
Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,732,917)	(3,040,709)
Expected credit loss allowance	(1,282,471)	(2,366,268)
Stage 3 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	13,294,100	889,594
Expected credit loss allowance	17,195,963	4,933,971
Stage 3 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(262,370)	(392,721)
Expected credit loss allowance	(189,778)	(323,244)
Stage 3 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(258,412)	(549,447)
Expected credit loss allowance	(186,387)	(319,358)
Stage 3 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	10,199,544	13,938,596
Expected credit loss allowance	732,961	5,892,340
Stage 3 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(4,097,034)	(6,239,607)
Expected credit loss allowance	(2,906,858)	(5,119,302)
Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(15,540,619)	(8,657,677)
Expected credit loss allowance	$ (11,778,749)	$ (6,611,673)